Segment information - Financial information by business segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 305,698	$ 312,412
Operating income (loss)	(50,266)	(30,546)
Depreciation & amortization	11,800	14,035
Equity income	930	33,741
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0
Operating income (loss)	(20,606)	(10,333)
Depreciation & amortization	433	268
Equity income	0	32,968
OEM
Segment Reporting Information [Line Items]
Revenue	43,265	49,683
OEM | Operating Segments
Segment Reporting Information [Line Items]
Revenue	198,036	195,476
Operating income (loss)	(32,000)	(22,259)
Depreciation & amortization	8,205	8,654
Equity income	930	773
IAM | Operating Segments
Segment Reporting Information [Line Items]
Revenue	107,662	116,936
Operating income (loss)	2,340	2,046
Depreciation & amortization	3,162	5,113
Equity income	$ 0	$ 0